Stockholders' equity and reserves - Tax balances of stockholder's equity (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2014	Dec. 31, 2013
IBSA individual [Member]
Disclosure of Stockholders' Equity and Reserves
Current and deferred tax relating to items credited (charged) directly to equity	$ 17,535,164	$ 11,676,526	$ 5,858,638
IBSA Consolidated [Member]
Disclosure of Stockholders' Equity and Reserves
Current and deferred tax relating to items credited (charged) directly to equity	$ 33,147,148	$ 26,957,219	$ 6,189,929